Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 4. Going Concern

During the year ended December 31, 2021, pursuant to an equipment sale agreement, the Company recognized revenue of $550,000 for the sale of equipment, along with $350,000 for the cost of construction, earning $200,000 gross profit. The Company has incurred operating losses since it began operations (December 2012) totaling $22,754,103 at March 31, 2022. During the three months ended March 31, 2022, the Corporation incurred net losses of $358,710. The Company had working capital of $70,491 at March 31, 2022.

The Company’s ability to transition to profitable operations is dependent upon achieving a level of revenues adequate to support its cost structure. The timing and amount of our actual expenditures will be based on many factors, including cash flows from operations and the anticipated growth of our business and availability to sufficient resources.

Management expects sales operations to continue to expand. If necessary, the Company will need to raise additional funds during 2022. Management of the Company intends to raise additional funds through the issuance of equity securities or debt, credit lines or advances from suppliers. The ability of the Company to continue as a going concern depends upon its ability to generate sales or obtain additional funding to finance operating losses until the Corporation is profitable.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note 4. Going Concern

During the year ended December 31, 2021, pursuant to an equipment sale agreement, the Company recognized revenue of $550,000 for the sale of equipment, along with $350,000 for the cost of construction, earning $200,000 gross profit.  The next operational step to accomplish is to achieve sufficient sales volume to achieve net income. The Company has incurred operating losses since it began operations (December 2012) totaling $22,395,393 at December 31, 2021. During the year ended December 31, 2021, the Company incurred net losses of $3,037,466. The Company also incurred a working capital deficit of $757,053 at December 31, 2021. We are an early-stage company and have generated losses from operations since inception. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to transition to profitable operations is dependent upon achieving a level of revenues adequate to support its cost structure. The timing and amount of our actual expenditures will be based on many factors, including cash flows from operations and the anticipated growth of our business and availability to sufficient resources.

Management expects sales operations to continue to expand. If necessary, the Company will need to raise additional funds through 2022. Management of the Company intends to raise additional funds through the issuance of equity securities or debt or from deposits related to purchases orders on proposals pending customer acceptance. The ability of the Company to continue as a going concern depends upon its ability to generate sales or obtain additional funding to finance operating losses until the Corporation is profitable.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.